UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Short Duration Diversified Income Fund (EVG)
Semiannual Report
April 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2022
Eaton Vance
Short Duration Diversified Income Fund

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Performance

Portfolio Manager(s) Catherine C. McDermott, Andrew Szczurowski, CFA, Eric Stein, CFA, Akbar A. Causer and Federico Sequeda, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/28/2005	(6.15)%	(4.66)%	2.29%	3.26%
Fund at Market Price	—	(14.47)	(8.75)	2.20	3.03

Bloomberg U.S. Aggregate Bond Index	—	(9.47)%	(8.51)%	1.20%	1.73%
Blended Index	—	(4.86)	(4.34)	1.51	—
% Premium/Discount to NAV[3]
(7.42)%
Distributions [4]
Total Distributions per share for the period	$0.640
Distribution Rate at NAV	10.25%
Distribution Rate at Market Price	11.07
% Total Leverage[5]
Borrowings	25.32%
Derivatives	8.39
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Fund Profile

Asset Allocation (% of total investments)*
*	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund’s net assets amounted to 135.3%.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Spread Index is the spread component of the J.P. Morgan EMBI Global Diversified. J.P. Morgan EMBI Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. The J.P. Morgan EMBI Global Diversified Spread Index commenced on July 27, 2016; accordingly the Ten Years return is not available. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 33.33% S&P/LSTA Leveraged Loan Index, 33.33% ICE BofA U.S. Mortgage-Backed Securities Index and 33.34% J.P. Morgan EMBI Global Diversified Spread Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, if applicable, the returns would be lower.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 4/30/2022, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
The Board of Trustees of the Fund approved a change to the Fund’s investment policies with respect to the Fund’s ability to enter into commitments to buy and sell mortgage-backed securities (to-be-announced transactions or TBAs). Effective December 22, 2021, the Fund’s former investment restrictions with respect to TBAs have been removed. The Fund will continue to comply with asset segregation requirements for derivatives transactions, including TBAs, under the U.S. Securities and Exchange Commission’s current framework until it must instead comply with Rule 18f-4 under the Investment Company Act of 1940, as amended, in 2022.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 16.9%
Security	Principal Amount (000's omitted)	Value
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	$2,000	$ 1,906,318
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.546%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	1,000	932,518
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.356%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	964,853
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,833,170
Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,000	886,698
Series 2015-5A, Class DR, 7.763%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	928,863
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 7.689%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,440	1,378,752
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 6.313%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	927,580
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,250	1,189,499
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 7.063%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,000	1,898,996
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 6.813%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	2,000	1,775,650
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 7.284%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	3,000	2,953,335
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 7.018%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	3,000	2,864,829
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	887	839,559
Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,958,708
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 7.044%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	2,000	1,941,914
Voya CLO, Ltd., Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,785,788
Total Asset-Backed Securities (identified cost $28,052,103)		$ 26,967,030

Collateralized Mortgage Obligations — 9.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$209	$ 214,994
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 2167, Class BZ, 7.00%, 6/15/29	$194	$ 202,034
Series 2182, Class ZB, 8.00%, 9/15/29	331	349,802
Series 4273, Class PU, 4.00%, 11/15/43	420	400,554
Series 5035, Class AZ, 2.00%, 11/25/50	540	474,999
Interest Only:(3)
Series 362, Class C7, 3.50%, 9/15/47	1,218	207,390
Series 2631, Class DS, 6.546%, (7.10% - 1 mo. USD LIBOR), 6/15/33(4)	317	20,564
Series 2770, Class SH, 6.546%, (7.10% - 1 mo. USD LIBOR), 3/15/34(4)	659	108,504
Series 2981, Class CS, 6.166%, (6.72% - 1 mo. USD LIBOR), 5/15/35(4)	368	43,864
Series 3114, Class TS, 6.096%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	749	61,253
Series 3339, Class JI, 6.036%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	1,146	161,502
Series 4109, Class ES, 5.596%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	31	4,784
Series 4163, Class GS, 5.646%, (6.20% - 1 mo. USD LIBOR), 11/15/32(4)	1,670	227,815
Series 4169, Class AS, 5.696%, (6.25% - 1 mo. USD LIBOR), 2/15/33(4)	970	98,746
Series 4180, Class GI, 3.50%, 8/15/26	248	4,474
Series 4203, Class QS, 5.696%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	820	86,302
Series 4332, Class KI, 4.00%, 9/15/43	41	690
Series 4370, Class IO, 3.50%, 9/15/41	168	4,638
Series 4497, Class CS, 5.646%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	274	10,828
Series 4507, Class EI, 4.00%, 8/15/44	1,103	157,855
Series 4548, Class JS, 5.546%, (6.10% - 1 mo. USD LIBOR), 9/15/43(4)	3	9
Series 4629, Class QI, 3.50%, 11/15/46	700	115,708
Series 4644, Class TI, 3.50%, 1/15/45	546	73,666
Series 4667, Class PI, 3.50%, 5/15/42	255	4,908
Series 4744, Class IO, 4.00%, 11/15/47	615	121,813
Series 4749, Class IL, 4.00%, 12/15/47	477	90,395
Series 4767, Class IM, 4.00%, 5/15/45	46	81
Series 4768, Class IO, 4.00%, 3/15/48	568	110,029
Series 4772, Class PI, 4.00%, 1/15/48	411	79,694
Series 4966, Class SY, 5.382%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	2,078	312,731
Principal Only:(5)
Series 3309, Class DO, 0.00%, 4/15/37	549	448,529

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Principal Only: (continued)
Series 4478, Class PO, 0.00%, 5/15/45	$202	$ 161,424
		$ 4,360,579
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 4.418%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$325	$ 327,030
		$ 327,030
Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$34	$ 35,087
Series 1997-38, Class N, 8.00%, 5/20/27	110	117,866
Series 2007-74, Class AC, 5.00%, 8/25/37	602	629,380
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	163	165,320
Series 2012-134, Class ZT, 2.00%, 12/25/42	548	473,915
Series 2013-6, Class TA, 1.50%, 1/25/43	356	348,283
Series 2015-74, Class SL, 1.957%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	867	533,486
Series 2017-15, Class LE, 3.00%, 6/25/46	90	89,770
Interest Only:(3)
Series 2004-46, Class SI, 5.332%, (6.00% - 1 mo. USD LIBOR), 5/25/34(4)	477	41,477
Series 2005-17, Class SA, 6.032%, (6.70% - 1 mo. USD LIBOR), 3/25/35(4)	607	88,990
Series 2006-42, Class PI, 5.922%, (6.59% - 1 mo. USD LIBOR), 6/25/36(4)	838	121,393
Series 2006-44, Class IS, 5.932%, (6.60% - 1 mo. USD LIBOR), 6/25/36(4)	704	103,360
Series 2007-50, Class LS, 5.782%, (6.45% - 1 mo. USD LIBOR), 6/25/37(4)	495	65,018
Series 2008-26, Class SA, 5.532%, (6.20% - 1 mo. USD LIBOR), 4/25/38(4)	722	104,962
Series 2008-61, Class S, 5.432%, (6.10% - 1 mo. USD LIBOR), 7/25/38(4)	1,219	129,092
Series 2010-109, Class PS, 5.932%, (6.60% - 1 mo. USD LIBOR), 10/25/40(4)	1,199	171,715
Series 2010-147, Class KS, 5.282%, (5.95% - 1 mo. USD LIBOR), 1/25/41(4)	1,604	143,804
Series 2012-52, Class AI, 3.50%, 8/25/26	281	9,595
Series 2012-118, Class IN, 3.50%, 11/25/42	1,444	295,416
Series 2012-150, Class PS, 5.482%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	2,048	313,752
Series 2012-150, Class SK, 5.482%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	991	182,571
Series 2013-23, Class CS, 5.582%, (6.25% - 1 mo. USD LIBOR), 3/25/33(4)	971	99,514
Series 2013-54, Class HS, 5.632%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	171	3,813
Series 2014-32, Class EI, 4.00%, 6/25/44	240	39,134
Series 2014-55, Class IN, 3.50%, 7/25/44	587	123,784
Series 2014-80, Class BI, 3.00%, 12/25/44	1,185	221,507
Series 2014-89, Class IO, 3.50%, 1/25/45	440	98,562
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-14, Class KI, 3.00%, 3/25/45	$1,030	$ 180,770
Series 2015-52, Class MI, 3.50%, 7/25/45	544	115,671
Series 2015-57, Class IO, 3.00%, 8/25/45	2,647	479,409
Series 2015-93, Class BS, 5.482%, (6.15% - 1 mo. USD LIBOR), 8/25/45(4)	548	43,423
Series 2018-21, Class IO, 3.00%, 4/25/48	929	166,460
Series 2020-23, Class SP, 5.382%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	1,716	258,100
Series 2020-45, Class IJ, 2.50%, 7/25/50	2,340	332,602
Principal Only:(5) Series 2006-8, Class WQ, 0.00%, 3/25/36	507	409,237
		$ 6,736,238
Government National Mortgage Association:
Series 2013-131, Class GS, 3.045%, (3.50% - 1 mo. USD LIBOR), 6/20/43(4)	$60	$ 21,950
Series 2021-160, Class NZ, 3.00%, 9/20/51	451	418,099
Interest Only:(3)
Series 2017-121, Class DS, 3.906%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	1,075	70,784
Series 2020-146, Class IQ, 2.00%, 10/20/50	6,409	805,333
Series 2021-131, Class QI, 3.00%, 7/20/51	4,316	498,403
Series 2021-193, Class IU, 3.00%, 11/20/49	8,060	954,967
Series 2021-209, Class IW, 3.00%, 11/20/51	6,216	725,186
		$ 3,494,722
Total Collateralized Mortgage Obligations (identified cost $24,345,719)		$ 14,918,569

Commercial Mortgage-Backed Securities — 9.7%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(6)	$795	$ 688,346
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(6)	1,605	1,189,433
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.658%, 2/15/50(1)(6)	500	424,173
COMM Mortgage Trust, Series 2013-CR11, Class D, 5.284%, 8/10/50(1)(6)	2,858	2,814,741
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 4.418%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,000	961,147
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.703%, 9/15/47(1)(6)	1,850	1,360,694

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMBB Commercial Mortgage Securities Trust: (continued)
Series 2014-C25, Class D, 4.086%, 11/15/47(1)(6)	$360	$ 268,472
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.924%, 8/15/46(1)(6)	178	177,202
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(7)	1,000	817,833
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(6)(7)	250	188,498
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(7)	1,000	580,176
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 6.069%, 5/10/45(1)(6)	1,153	1,081,822
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.442%, 4/10/46(1)(6)	1,000	804,569
VMC Finance, LLC, Series 2021-HT1, Class B, 5.054%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	1,000	978,100
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.44%, 7/15/46(1)(6)	2,000	1,210,000
Series 2015-C31, Class D, 3.852%, 11/15/48	922	794,315
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	782,718
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	349,919
Total Commercial Mortgage-Backed Securities (identified cost $16,449,168)		$ 15,472,158

Common Stocks — 0.4%
Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(8)(9)	8,898	$ 66,735
		$ 66,735
Electronics/Electrical — 0.0%(10)
Skillsoft Corp.(8)(9)	11,700	$ 62,595
		$ 62,595
Health Care — 0.0%(10)
Akorn Holding Company, LLC, Class A(8)(9)	6,053	$ 51,198
		$ 51,198
Nonferrous Metals/Minerals — 0.0%(10)
ACNR Holdings, Inc., Class A(8)(9)	587	$ 43,291
		$ 43,291
Oil and Gas — 0.1%
AFG Holdings, Inc.(8)(9)(11)	3,122	$ 17,733
McDermott International, Ltd.(8)(9)	12,407	8,024
Security	Shares	Value
Oil and Gas (continued)
QuarterNorth Energy, Inc.(9)	738	$ 96,309
RDV Resources, Inc., Class A(8)(9)	4,228	12,684
		$ 134,750
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(8)(9)	11,266	$ 27,714
Cumulus Media, Inc., Class A(8)(9)	6,722	92,562
iHeartMedia, Inc., Class A(8)(9)	4,791	76,608
		$ 196,884
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(8)(9)(11)	3,588	$ 66,127
		$ 66,127
Total Common Stocks (identified cost $778,982)		$ 621,580

Corporate Bonds — 12.7%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.25%, 3/15/26(1)	$179	$ 178,305
		$ 178,305
Automotive — 0.5%
Clarios Global, L.P.:
6.25%, 5/15/26(1)	$116	$ 117,303
8.50%, 5/15/27(1)	642	642,411
		$ 759,714
Building and Development — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 427,627
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	84	83,461
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	187	188,063
		$ 699,151
Business Equipment and Services — 1.0%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$460	$ 459,473
Terminix Co., LLC (The), 7.45%, 8/15/27	1,000	1,119,605
		$ 1,579,078

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Cable and Satellite Television — 0.5%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$ 67,154
5.50%, 5/1/26(1)	500	501,903
CSC Holdings, LLC, 7.50%, 4/1/28(1)	200	184,685
		$ 753,742
Conglomerates — 0.3%
Spectrum Brands, Inc., 5.00%, 10/1/29(1)	$530	$ 493,584
		$ 493,584
Distribution & Wholesale — 0.0%(10)
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$69	$ 67,046
		$ 67,046
Drugs — 0.5%
Bausch Health Companies, Inc., 9.00%, 12/15/25(1)	$255	$ 256,275
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)	500	461,982
		$ 718,257
Ecological Services and Equipment — 0.0%(10)
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	$25	$ 22,272
		$ 22,272
Electronics/Electrical — 0.0%(10)
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	$45	$ 40,999
		$ 40,999
Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(12)	$1,060	$ 944,847
		$ 944,847
Food Products — 0.2%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	$315	$ 311,474
		$ 311,474
Health Care — 1.5%
Centene Corp., 3.00%, 10/15/30	$624	$ 543,825
HCA, Inc., 5.875%, 2/1/29	753	785,443
LifePoint Health, Inc., 5.375%, 1/15/29(1)	447	382,744
Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	$296	$ 267,435
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	500	435,820
		$ 2,415,267
Insurance — 0.6%
Hub International, Ltd., 7.00%, 5/1/26(1)	$948	$ 940,767
		$ 940,767
Internet Software & Services — 0.1%
Netflix, Inc., 5.875%, 11/15/28	$230	$ 237,475
		$ 237,475
Leisure Goods/Activities/Movies — 0.3%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$540	$ 458,231
		$ 458,231
Media — 0.3%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$30	$ 11,137
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	477	456,179
		$ 467,316
Metals/Mining — 0.1%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$ 117,530
		$ 117,530
Nonferrous Metals/Minerals — 0.4%
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	$273	$ 273,242
New Gold, Inc., 7.50%, 7/15/27(1)	400	402,988
		$ 676,230
Oil and Gas — 2.0%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$ 250,725
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)	750	786,600
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	592	660,450
Occidental Petroleum Corp., 6.125%, 1/1/31	400	420,962
Petrobras Global Finance BV, 6.90%, 3/19/49	314	296,437
Petroleos Mexicanos:
6.75%, 9/21/47	584	423,207
6.84%, 1/23/30	194	177,155
Tervita Corp., 11.00%, 12/1/25(1)	180	200,925
		$ 3,216,461

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pipelines — 0.3%
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	$71	$ 68,079
Venture Global Calcasieu Pass, LLC, 3.875%, 8/15/29(1)	420	383,798
		$ 451,877
Radio and Television — 0.7%
iHeartCommunications, Inc.:
6.375%, 5/1/26	$27	$ 27,197
8.375%, 5/1/27	49	48,704
Sirius XM Radio, Inc.:
4.125%, 7/1/30(1)	124	109,043
5.50%, 7/1/29(1)	500	481,352
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	443	433,562
		$ 1,099,858
Real Estate Investment Trusts (REITs) — 0.0%(10)
VICI Properties L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	$44	$ 45,507
		$ 45,507
Retailers (Except Food and Drug) — 0.2%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$250	$ 249,029
		$ 249,029
Software and Services — 0.1%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 228,755
		$ 228,755
Steel — 0.4%
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	$664	$ 672,854
		$ 672,854
Telecommunications — 1.2%
Altice France Holding S.A., 10.50%, 5/15/27(1)	$269	$ 273,024
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	200	194,733
Hughes Satellite Systems Corp., 6.625%, 8/1/26	470	468,515
Lumen Technologies, Inc., 7.50%, 4/1/24	66	67,947
Sprint Capital Corp., 6.875%, 11/15/28	191	209,931
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,385
Sprint Corp., 7.875%, 9/15/23	533	560,340
Viasat, Inc., 5.625%, 4/15/27(1)	62	57,617
		$ 1,857,492
Security	Principal Amount (000's omitted)	Value
Utilities — 0.4%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 231,800
4.625%, 2/1/29(1)	250	218,820
5.25%, 6/1/26(1)	25	24,718
TerraForm Power Operating, LLC:
4.25%, 1/31/23(1)	45	45,113
5.00%, 1/31/28(1)	70	65,507
		$ 585,958
Total Corporate Bonds (identified cost $20,827,525)		$ 20,289,076

Preferred Stocks — 0.1%
Security	Shares	Value
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(8)(9)	277	$ 117,725
Total Preferred Stocks (identified cost $0)		$ 117,725

Senior Floating-Rate Loans — 42.8%(13)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.05%, (USD LIBOR + 3.50%), 1/18/27(14)	98	$ 97,256
Dynasty Acquisition Co., Inc.:
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	79	77,745
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	43	41,798
		$ 216,799
Airlines — 0.3%
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	125	$ 129,875
SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	300	310,417
		$ 440,292

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components — 1.2%
Adient US, LLC, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/10/28	124	$ 123,546
Clarios Global, L.P., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/30/26	465	458,356
Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23	167	165,298
DexKo Global, Inc.:
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	20	19,540
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	105	102,585
Garrett LX I S.a.r.l., Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28	100	96,888
LTI Holdings, Inc., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26	24	24,055
Tenneco, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/1/25	508	502,964
TI Group Automotive Systems, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/16/26	99	98,381
Truck Hero, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/31/28	198	185,254
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	149	139,847
		$ 1,916,714
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 2.488%, (1 mo. USD LIBOR + 2.00%), 5/24/27	782	$ 770,388
MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28	74	73,135
Thor Industries, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 2/1/26	126	125,050
		$ 968,573
Beverage — 0.2%
Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27	148	$ 146,644
City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28	124	117,223
		$ 263,867
Biotechnology — 0.1%
Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26	69	$ 67,388
		$ 67,388
Borrower/Description	Principal Amount* (000's omitted)	Value
Building Products — 0.7%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	273	$ 237,456
CP Atlas Buyer, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/23/27	223	209,905
Gardner Denver, Inc., Term Loan, 2.55%, (1 mo. USD LIBOR + 1.75%), 3/1/27	166	164,018
Ingersoll-Rand Services Company, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 3/1/27	196	193,742
LHS Borrower, LLC, Term Loan, 5.55%, (SOFR + 4.75%), 2/16/29	200	193,000
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28	159	159,293
		$ 1,157,414
Capital Markets — 1.5%
Advisor Group, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 7/31/26	171	$ 170,722
Aretec Group, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/1/25	194	193,440
Brookfield Property REIT, Inc., Term Loan, 3.30%, (SOFR + 2.50%), 8/27/25(14)	122	120,776
Citco Funding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 9/28/23	630	629,395
EIG Management Company, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 2/22/25	48	47,760
FinCo I, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/27/25	131	130,711
Franklin Square Holdings, L.P., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 8/1/25	72	71,561
Greenhill & Co., Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/12/24	109	108,342
Guggenheim Partners, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/21/23	181	181,167
Hudson River Trading, LLC, Term Loan, 3.815%, (SOFR + 3.00%), 3/20/28	347	342,809
LPL Holdings, Inc., Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 11/12/26	196	193,789
Victory Capital Holdings, Inc., Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26	125	123,765
		$ 2,314,237
Chemicals — 1.5%
Apergy Corporation, Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 5/9/25	17	$ 16,773
Aruba Investments, Inc., Term Loan, 4.576%, (3 mo. USD LIBOR + 3.75%), 11/24/27	99	98,136
Atotech B.V., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/18/28	149	147,878

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27		124	$ 117,562
Gemini HDPE, LLC, Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 12/31/27		118	118,084
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	25	25,846
INEOS Styrolution US Holding, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/26		397	393,216
INEOS US Finance, LLC, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 4/1/24		503	500,991
Lonza Group AG, Term Loan, 5.006%, (6 mo. USD LIBOR + 4.00%), 7/3/28		273	265,799
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27		124	123,058
Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25		279	275,794
Tronox Finance, LLC, Term Loan, 3.215%, (USD LIBOR + 2.25%), 3/10/28(14)		208	206,544
W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28		150	148,821
			$ 2,438,502
Commercial Services & Supplies — 1.3%
Allied Universal Holdco, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 5/12/28		467	$ 455,596
Aramark Services, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 3/11/25		140	137,845
EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25		160	158,025
Garda World Security Corporation, Term Loan, 4.92%, (1 mo. USD LIBOR + 4.25%), 10/30/26		170	169,031
GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25		198	197,818
IRI Holdings, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 12/1/25		218	217,715
KAR Auction Services, Inc., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26		98	97,256
LABL, Inc., Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 10/29/28		100	98,029
Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		196	151,809
PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (1 mo. USD LIBOR + 4.25%), 12/15/28		100	98,503
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		120	111,600
Borrower/Description	Principal Amount* (000's omitted)	Value
Commercial Services & Supplies (continued)
Tempo Acquisition, LLC, Term Loan, 3.70%, (SOFR + 3.00%), 8/31/28	126	$ 125,180
TruGreen Limited Partnership, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 11/2/27	99	98,534
		$ 2,116,941
Communications Equipment — 0.3%
CommScope, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/6/26	268	$ 258,699
Plantronics, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 7/2/25	164	162,717
		$ 421,416
Construction Materials — 0.1%
Oscar AcquisitionCo, LLC, Term Loan, 4/30/29(15)	125	$ 119,844
		$ 119,844
Containers & Packaging — 0.7%
Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(14)	174	$ 172,601
BWAY Holding Company, Term Loan, 3.705%, (1 mo. USD LIBOR + 3.25%), 4/3/24	229	225,234
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(15)	75	74,131
Pregis TopCo Corporation, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26	98	96,116
Pretium PKG Holdings, Inc., Term Loan, 4.733%, (USD LIBOR + 4.00%), 10/2/28(14)	100	97,044
Reynolds Group Holdings, Inc.:
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/5/26	222	216,726
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/20/28	149	145,839
Trident TPI Holdings, Inc.:
Term Loan, 4.479%, (1 mo. USD LIBOR + 4.00%), 9/15/28(16)	15	15,323
Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/15/28	109	107,767
		$ 1,150,781
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	174	$ 171,516
White Cap Buyer, LLC, Term Loan, 4.45%, (SOFR + 3.75%), 10/19/27	320	313,032
		$ 484,548

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Consumer Services — 0.2%
KUEHG Corp.:
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	306	$ 303,821
Term Loan - Second Lien, 9.256%, (3 mo. USD LIBOR + 8.25%), 8/22/25	50	50,016
		$ 353,837
Diversified Telecommunication Services — 1.4%
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	32	$ 30,914
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	65	53,856
Numericable Group S.A., Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 7/31/25	309	303,623
Telenet Financing USD, LLC, Term Loan, 2.554%, (1 mo. USD LIBOR + 2.00%), 4/30/28	575	563,428
UPC Broadband Holding B.V., Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 4/30/28	125	123,255
UPC Financing Partnership, Term Loan, 3.554%, (1 mo. USD LIBOR + 3.00%), 1/31/29	450	446,504
Virgin Media Bristol, LLC, Term Loan, 3.804%, (1 mo. USD LIBOR + 3.25%), 1/31/29	175	174,405
Zayo Group Holdings, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 3/9/27	359	341,592
Ziggo Financing Partnership, Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/30/28	250	245,573
		$ 2,283,150
Electrical Equipment — 0.3%
Brookfield WEC Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/1/25	315	$ 309,604
GrafTech Finance, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/12/25	83	82,289
II-VI Incorporated, Term Loan, 12/8/28(15)	150	149,587
		$ 541,480
Electronic Equipment, Instruments & Components — 0.5%
Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28	224	$ 220,825
Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28	150	144,375
EXC Holdings III Corp., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 12/2/24	97	96,135
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28	100	98,735
Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	144	$ 129,456
Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25	169	166,264
		$ 855,790
Energy Equipment & Services — 0.0%(10)
Ameriforge Group, Inc.:
Term Loan, 12.603%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(16)	11	$ 5,363
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23	85	42,287
Lealand Finance Company B.V., Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 1.457% cash, 3.00% PIK, 6/30/25	29	15,455
		$ 63,105
Engineering & Construction — 0.3%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	75	$ 74,112
American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27	99	97,392
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	194	193,597
USIC Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/12/28	169	167,589
		$ 532,690
Entertainment — 0.8%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	74	$ 73,693
AMC Entertainment Holdings, Inc., Term Loan, 3.488%, (1 mo. USD LIBOR + 3.00%), 4/22/26	267	238,846
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%, Floor 1.50%), 2/28/25	242	185,538
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%, Floor 1.50%), 9/30/26	220	163,804
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25	53	56,540
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(17)	69	79,769
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	160	159,458

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Renaissance Holding Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/30/25		267	$ 265,167
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	106	92,672
			$ 1,315,487
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/2/26		120	$ 119,400
			$ 119,400
Food & Staples Retailing — 0.2%
US Foods, Inc., Term Loan, 2.508%, (3 mo. USD LIBOR + 2.00%), 9/13/26		244	$ 240,536
			$ 240,536
Food Products — 0.8%
Froneri International, Ltd., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/29/27		295	$ 287,934
H Food Holdings, LLC:
Term Loan, 4.451%, (1 mo. USD LIBOR + 3.69%), 5/23/25		96	92,480
Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/23/25		48	46,642
JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		679	677,472
Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28		83	82,316
			$ 1,186,844
Health Care Equipment & Supplies — 0.4%
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		125	$ 124,376
Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28		174	163,700
Ortho-Clinical Diagnostics S.A., Term Loan, 3.452%, (1 mo. USD LIBOR + 3.00%), 6/30/25		294	293,294
			$ 581,370
Health Care Providers & Services — 2.1%
ADMI Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 4/30/25		241	$ 237,369
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28		150	149,438
BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		144	109,244
Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27	77	$ 75,812
CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(14)	149	148,532
Covis Finco S.a.r.l., Term Loan, 6.787%, (SOFR + 6.50%), 2/18/27	150	136,500
Electron BidCo, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/1/28	125	124,170
Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26	197	196,174
Envision Healthcare Corporation, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/10/25	655	404,221
Hanger, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/6/25	144	143,685
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(16)	32	31,787
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28	168	166,880
National Mentor Holdings, Inc.:
Term Loan, 4.653%, (USD LIBOR + 3.75%), 3/2/28(14)	324	311,681
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28	9	9,128
Phoenix Guarantor, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/5/26	267	263,512
Radnet Management, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	149	147,665
Select Medical Corporation, Term Loan, 3.02%, (1 mo. USD LIBOR + 2.25%), 3/6/25	374	371,171
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	218	215,860
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28	100	99,075
		$ 3,341,904
Health Care Technology — 1.4%
Bracket Intermediate Holding Corp., Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25	121	$ 120,060
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	763	762,529
Imprivata, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27	173	172,654
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28	150	149,063
Navicure, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/22/26	246	245,757
PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	99	98,134

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology (continued)
Project Ruby Ultimate Parent Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28	173	$ 171,680
Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27	149	147,795
Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25	316	316,073
		$ 2,183,745
Hotels, Restaurants & Leisure — 2.3%
1011778 B.C. Unlimited Liability Company, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 11/19/26	855	$ 840,434
Carnival Corporation:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	197	193,995
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28	374	368,919
ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24	263	256,406
Fertitta Entertainment, LLC, Term Loan, 4.70%, (SOFR + 4.00%), 1/27/29	229	228,350
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 8/2/28	149	148,830
IRB Holding Corp.:
Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	247	243,943
Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25	265	262,697
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	349	343,819
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28	124	122,758
Stars Group Holdings B.V. (The), Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 7/21/26	348	346,702
Travel Leaders Group, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 1/25/24	120	113,695
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28	175	173,155
		$ 3,643,703
Household Durables — 0.4%
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	170	$ 169,335
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	563	507,870
		$ 677,205
Borrower/Description	Principal Amount* (000's omitted)	Value
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/22/26	198	$ 184,416
		$ 184,416
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Company L.P., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/25	162	$ 160,070
		$ 160,070
Industrial Conglomerates — 0.1%
SPX Flow, Inc., Term Loan, 5.30%, (SOFR + 4.60%), 4/5/29	200	$ 194,938
		$ 194,938
Insurance — 1.6%
Alliant Holdings Intermediate, LLC:
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25	237	$ 235,044
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25	73	72,360
AmWINS Group, Inc., Term Loan, 3.012%, (1 mo. USD LIBOR + 2.25%), 2/19/28	617	607,161
AssuredPartners, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27	24	24,138
Hub International Limited, Term Loan, 4.213%, (USD LIBOR + 3.00%), 4/25/25(14)	698	691,227
NFP Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/15/27	48	47,591
Ryan Specialty Group, LLC, Term Loan, 3.80%, (1 mo. USD LIBOR + 3.00%), 9/1/27	271	270,706
USI, Inc.:
Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	382	379,087
Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26	196	194,013
		$ 2,521,327
Interactive Media & Services — 0.4%
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/30/26	269	$ 266,544
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	173	171,668
Getty Images, Inc., Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26	144	143,215
Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27	100	97,938
		$ 679,365

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Internet & Direct Marketing Retail — 0.1%
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		99	$ 98,084
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		75	74,298
			$ 172,382
IT Services — 2.5%
Asurion, LLC:
Term Loan, 3.889%, (1 mo. USD LIBOR + 3.125%), 11/3/23		222	$ 221,771
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/23/26		494	483,412
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/31/27		40	38,759
Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28		50	48,677
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		447	428,388
Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27		840	839,727
Go Daddy Operating Company, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 2/15/24		587	583,208
Indy US Bidco, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/5/28		99	98,652
Informatica, LLC, Term Loan, 3.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		375	370,469
Intrado Corporation, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		148	138,730
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		223	217,877
Sedgwick Claims Management Services, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/31/25		169	167,884
Skopima Merger Sub, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/12/28		224	221,188
Syniverse Holdings, Inc., Term Loan, 6.038%, (3 mo. USD LIBOR + 5.00%), 3/9/23		144	142,770
			$ 4,001,512
Leisure Products — 0.2%
Amer Sports Oyj, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/30/26	EUR	263	$ 275,367
			$ 275,367
Life Sciences Tools & Services — 0.3%
Catalent Pharma Solutions, Inc., Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 2/22/28		146	$ 145,969
Borrower/Description	Principal Amount* (000's omitted)	Value
Life Sciences Tools & Services (continued)
Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27	223	$ 221,549
Sotera Health Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 12/11/26	100	99,250
		$ 466,768
Machinery — 1.6%
Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26	224	$ 221,983
Alliance Laundry Systems, LLC, Term Loan, 4.518%, (USD LIBOR + 3.50%), 10/8/27(14)	171	170,243
American Trailer World Corp., Term Loan, 4.30%, (SOFR + 3.50%), 3/3/28	50	46,632
Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29	267	257,361
Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28	224	219,481
CPM Holdings, Inc., Term Loan, 3.955%, (1 mo. USD LIBOR + 3.50%), 11/17/25	48	47,951
DiversiTech Holdings, Inc.:
Term Loan, 3.75%, 12/22/28(16)	21	21,098
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28	104	101,975
Filtration Group Corporation:
Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 3/29/25	231	228,024
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 10/21/28	100	98,468
Gates Global, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/31/27	292	287,070
Granite Holdings US Acquisition Co., Term Loan, 5.006%, (USD LIBOR + 4.00%), 9/30/26(14)	198	196,463
Illuminate Buyer, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 6/30/27	117	113,578
Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25	408	399,948
Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27	197	195,221
		$ 2,605,496
Media — 1.3%
CMG Media Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/26	269	$ 265,294
CSC Holdings, LLC:
Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 7/17/25	436	429,751
Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 1/15/26	145	142,812

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
CSC Holdings, LLC: (continued)
Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/15/27	193	$ 190,000
Diamond Sports Group, LLC:
Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	74	75,671
Term Loan - Second Lien, 3.656%, (SOFR + 3.25%), 8/24/26	439	146,441
Entravision Communications Corporation, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 11/29/24	123	121,486
Gray Television, Inc.:
Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 1/2/26	85	84,480
Term Loan, 3.455%, (1 mo. USD LIBOR + 3.00%), 12/1/28	150	148,804
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	85	85,209
iHeartCommunications, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 5/1/26	67	66,080
Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(14)	99	98,506
Nexstar Broadcasting, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/17/24	94	93,797
Sinclair Television Group, Inc., Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 9/30/26	98	94,270
		$ 2,042,601
Metals/Mining — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	49	$ 50,789
Zekelman Industries, Inc., Term Loan, 2.632%, (1 mo. USD LIBOR + 2.00%), 1/24/27	121	118,968
		$ 169,757
Oil, Gas & Consumable Fuels — 0.9%
Buckeye Partners L.P., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 11/1/26	392	$ 390,077
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	332	331,704
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	98	97,592
Freeport LNG Investments, LLLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28	99	98,546
Matador Bidco S.a.r.l., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/15/26	147	147,055
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	125	124,278
Borrower/Description	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/17/25	46	$ 46,088
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	55	55,505
RDV Resources Properties, LLC, Term Loan, 11.00%, (USD Prime + 7.50%), 3/29/24	21	21,174
UGI Energy Services, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/13/26	146	145,830
		$ 1,457,849
Personal Products — 0.2%
HLF Financing S.a.r.l., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 8/18/25	133	$ 131,091
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26	149	147,489
		$ 278,580
Pharmaceuticals — 1.5%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	52	$ 52,081
Amneal Pharmaceuticals, LLC, Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 5/4/25	502	497,444
Bausch Health Companies, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/2/25	501	499,242
Elanco Animal Health Incorporated, Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 8/1/27	283	278,244
Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28	248	248,021
Mallinckrodt International Finance S.A.:
Term Loan, 6.246%, (3 mo. USD LIBOR + 5.25%), 9/24/24	642	599,787
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	214	199,489
		$ 2,374,308
Professional Services — 1.1%
AlixPartners, LLP, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28	223	$ 220,739
Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28	188	185,094
CoreLogic, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28	396	373,230
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (SOFR + 3.75%, Floor 1.00%), 4/9/27	319	318,913
Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28	224	221,391

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.625%, (6 mo. EURIBOR + 2.625%), 7/15/25	EUR	111	$ 114,195
Trans Union, LLC, Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/1/28		261	258,113
			$ 1,691,675
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/21/25		774	$ 767,265
			$ 767,265
Road & Rail — 0.6%
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		347	$ 338,992
Kenan Advantage Group, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/24/26		346	342,990
Uber Technologies, Inc.:
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/4/25		118	117,361
Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/25/27		159	158,285
			$ 957,628
Semiconductors & Semiconductor Equipment — 0.2%
Altar Bidco, Inc., Term Loan, 3.85%, (SOFR + 3.35%), 2/1/29		175	$ 172,813
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25		30	30,022
Ultra Clean Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/27/25		173	173,112
			$ 375,947
Software — 7.3%
Applied Systems, Inc.:
Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24		678	$ 676,792
Term Loan - Second Lien, 6.506%, (3 mo. USD LIBOR + 5.50%), 9/19/25		73	73,287
AppLovin Corporation:
Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/25/28		200	198,461
Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 8/15/25		413	411,439
AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28		124	123,752
Astra Acquisition Corp.:
Term Loan, 6.014%, (1 mo. USD LIBOR + 5.25%), 10/25/28		249	242,206
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan - Second Lien, 9.639%, (1 mo. USD LIBOR + 8.88%), 10/22/29	250	$ 246,042
Banff Merger Sub, Inc.:
Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/2/25	348	343,814
Term Loan - Second Lien, 6.264%, (1 mo. USD LIBOR + 5.50%), 2/27/26	125	123,688
CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25	121	113,530
Ceridian HCM Holding, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 4/30/25	217	214,773
Cloudera, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/8/28	400	394,500
Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28	273	269,359
Cornerstone OnDemand, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/16/28	200	197,625
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	223	220,145
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28	300	295,875
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	124	123,675
ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27	198	197,130
Epicor Software Corporation, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/30/27	98	97,408
Finastra USA, Inc., Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24	385	374,808
GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27	272	262,991
Greeneden U.S. Holdings II, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/1/27	123	123,167
Hyland Software, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 7/1/24	512	511,370
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	98	97,646
Ivanti Software, Inc.:
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	99	97,051
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27	398	390,081
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	245	244,238
Magenta Buyer, LLC:
Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28	597	591,030

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Magenta Buyer, LLC: (continued)
Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29	150	$ 148,875
Maverick Bidco, Inc., Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 5/18/28	124	123,287
McAfee, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29	400	393,400
Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28	124	123,773
Polaris Newco, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 6/2/28	373	370,949
Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28	374	368,737
RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28	398	392,627
Seattle Spinco, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 6/21/24	92	91,469
SolarWinds Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/5/24	167	166,289
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(16)	15	14,739
Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 8/11/28	85	85,134
SS&C European Holdings S.a.r.l., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25	129	127,727
SS&C Technologies, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25	159	157,342
SurveyMonkey, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 10/10/25	187	186,832
Tibco Software, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 6/30/26	193	192,474
Ultimate Software Group, Inc. (The):
Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26	617	611,649
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	244	243,075
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27	41	40,849
Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25	394	362,245
VS Buyer, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/28/27	172	170,214
		$ 11,627,569
Specialty Retail — 0.9%
Belron Finance US LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	124	$ 123,383
Great Outdoors Group, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/6/28	395	392,003
Borrower/Description	Principal Amount* (000's omitted)	Value
Specialty Retail (continued)
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	445	$ 439,869
Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28	174	166,797
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	223	221,749
		$ 1,343,801
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), 8/28/26	146	$ 142,594
		$ 142,594
Thrifts & Mortgage Finance — 0.0%(10)
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(18)	315	$ 64,571
		$ 64,571
Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/19/28	149	$ 147,200
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	99	98,277
Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24	262	262,683
Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27	99	94,173
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	594	592,144
SRS Distribution, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28	149	143,757
TricorBraun Holdings, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28	124	121,702
		$ 1,459,936
Wireless Telecommunication Services — 0.1%
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	119	$ 114,004
		$ 114,004
Total Senior Floating-Rate Loans (identified cost $69,884,407)		$ 68,127,288

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 12.5%
Security	Principal Amount* (000's omitted)		Value
Angola — 0.1%
Republic of Angola, 8.00%, 11/26/29(12)		203	$ 190,497
			$ 190,497
Argentina — 0.2%
Republic of Argentina, 2.00% to 7/9/22, 1/9/38(19)		1,025	$ 370,468
			$ 370,468
Armenia — 0.3%
Republic of Armenia International Bond:
3.60%, 2/2/31(12)		200	$ 149,513
3.95%, 9/26/29(12)		200	161,000
7.15%, 3/26/25(12)		200	197,310
			$ 507,823
Azerbaijan — 0.2%
Republic of Azerbaijan, 3.50%, 9/1/32(12)		310	$ 274,746
			$ 274,746
Bahrain — 0.6%
Kingdom of Bahrain:
6.75%, 9/20/29(12)		451	$ 458,297
7.375%, 5/14/30(12)		401	418,537
			$ 876,834
Barbados — 0.5%
Government of Barbados, 6.50%, 10/1/29(1)		809	$ 778,140
			$ 778,140
Belarus — 0.0%(10)
Republic of Belarus, 5.875%, 2/24/26(12)		200	$ 29,000
			$ 29,000
Benin — 0.2%
Benin Government International Bond, 6.875%, 1/19/52(12)	EUR	345	$ 300,826
			$ 300,826
Chile — 0.3%
Chile Government International Bond:
3.24%, 2/6/28		200	$ 191,623
Security	Principal Amount* (000's omitted)		Value
Chile (continued)
Chile Government International Bond: (continued)
3.50%, 4/15/53		340	$ 264,024
			$ 455,647
Colombia — 0.2%
Colombia Government International Bond, 3.25%, 4/22/32		412	$ 315,744
			$ 315,744
Croatia — 0.2%
Croatia Government International Bond, 1.75%, 3/4/41(12)	EUR	320	$ 266,440
			$ 266,440
Dominican Republic — 0.6%
Dominican Republic:
5.875%, 1/30/60(12)		191	$ 145,711
6.40%, 6/5/49(12)		160	136,188
6.85%, 1/27/45(12)		380	343,252
7.45%, 4/30/44(12)		303	294,412
			$ 919,563
Ecuador — 0.4%
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(12)(19)		1,259	$ 564,079
			$ 564,079
Egypt — 1.1%
Arab Republic of Egypt:
5.80%, 9/30/27(12)		479	$ 393,426
8.15%, 11/20/59(12)		1,376	959,391
8.50%, 1/31/47(12)		318	231,787
8.70%, 3/1/49(12)		200	146,846
			$ 1,731,450
El Salvador — 0.1%
Republic of El Salvador, 7.75%, 1/24/23(12)		261	$ 204,861
			$ 204,861
Ethiopia — 0.1%
Ethiopia International Bond, 6.625%, 12/11/24(12)		200	$ 138,928
			$ 138,928

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Gabon — 0.2%
Gabon Government International Bond, 6.625%, 2/6/31(12)		330	$ 299,175
			$ 299,175
Guatemala — 0.1%
Guatemala Government Bond, 5.375%, 4/24/32(12)		200	$ 199,504
			$ 199,504
Honduras — 0.5%
Honduras Government International Bond:
5.625%, 6/24/30(12)		469	$ 371,214
6.25%, 1/19/27(12)		350	305,971
7.50%, 3/15/24(12)		195	190,759
			$ 867,944
Hungary — 0.2%
Hungary Government International Bond, 2.125%, 9/22/31(12)		310	$ 249,039
			$ 249,039
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(12)		368	$ 300,833
			$ 300,833
Iraq — 0.1%
Republic of Iraq, 5.80%, 1/15/28(12)		188	$ 181,671
			$ 181,671
Ivory Coast — 0.4%
Ivory Coast Government International Bond:
4.875%, 1/30/32(12)	EUR	400	$ 355,919
6.625%, 3/22/48(12)	EUR	295	249,529
6.875%, 10/17/40(12)	EUR	100	89,312
			$ 694,760
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47(12)		200	$ 175,026
			$ 175,026
Lebanon — 0.1%
Lebanese Republic:
5.80%, 4/14/20(12)(18)		20	$ 2,400
6.00%, 1/27/23(12)(18)		88	10,780
Security	Principal Amount* (000's omitted)	Value
Lebanon (continued)
Lebanese Republic: (continued)
6.10%, 10/4/22(12)(18)	337	$ 41,217
6.15%, 6/19/20(18)	26	3,185
6.20%, 2/26/25(12)(18)	30	3,627
6.25%, 5/27/22(18)	40	4,850
6.25%, 11/4/24(12)(18)	7	854
6.25%, 6/12/25(12)(18)	130	15,925
6.375%, 3/9/49(18)	385	46,200
6.40%, 5/26/23(18)	6	713
6.65%, 4/22/24(12)(18)	123	15,225
6.65%, 11/3/28(12)(18)	92	11,012
6.75%, 11/29/27(12)(18)	2	243
6.85%, 5/25/29(18)	3	356
7.00%, 3/20/28(12)(18)	190	22,800
7.05%, 11/2/35(12)(18)	38	4,632
7.15%, 11/20/31(12)(18)	202	24,492
8.20%, 5/17/33(18)	70	7,438
8.25%, 4/12/21(12)(18)	139	17,201
8.25%, 5/17/34(18)	58	6,791
		$ 239,941
Oman — 0.6%
Oman Government International Bond:
6.25%, 1/25/31(12)	409	$ 417,481
6.75%, 1/17/48(12)	200	188,050
7.375%, 10/28/32(12)	351	387,053
		$ 992,584
Pakistan — 0.2%
Islamic Republic of Pakistan, 8.875%, 4/8/51(12)	400	$ 287,600
		$ 287,600
Panama — 0.3%
Panama Government International Bond, 6.70%, 1/26/36	422	$ 474,465
		$ 474,465
Paraguay — 0.2%
Republic of Paraguay, 4.95%, 4/28/31(12)	259	$ 255,516
		$ 255,516
Peru — 0.3%
Peruvian Government International Bond:
2.783%, 1/23/31	334	$ 290,203

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Peru (continued)
Peruvian Government International Bond: (continued)
3.30%, 3/11/41		170	$ 133,543
			$ 423,746
Romania — 0.5%
Romania Government International Bond:
2.75%, 2/26/26(12)	EUR	84	$ 88,306
2.75%, 4/14/41(12)	EUR	122	86,657
3.375%, 1/28/50(12)	EUR	258	184,987
4.625%, 4/3/49(12)	EUR	435	383,542
			$ 743,492
Serbia — 0.2%
Serbia International Bond, 2.125%, 12/1/30(12)		380	$ 285,203
			$ 285,203
South Africa — 0.1%
Republic of South Africa, 5.875%, 4/20/32		200	$ 190,580
			$ 190,580
Sri Lanka — 0.3%
Sri Lanka Government International Bond:
5.75%, 4/18/23(12)(18)		556	$ 243,622
6.20%, 5/11/27(12)(18)		200	86,376
6.75%, 4/18/28(12)(18)		285	122,290
6.85%, 3/14/24(12)(18)		200	85,996
			$ 538,284
Suriname — 1.4%
Republic of Suriname, 9.25%, 10/26/26(12)(18)		2,604	$ 2,174,340
			$ 2,174,340
Ukraine — 0.2%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(12)(20)		601	$ 176,447
6.876%, GDP-Linked, 5/21/29(12)(20)		625	198,516
			$ 374,963
United Arab Emirates — 0.5%
Finance Department Government of Sharjah, 4.375%, 3/10/51(12)		970	$ 767,023
			$ 767,023
Security	Principal Amount* (000's omitted)	Value
Uruguay — 0.2%
Uruguay Government International Bond, 7.625%, 3/21/36	268	$ 351,464
		$ 351,464
Uzbekistan — 0.3%
Republic of Uzbekistan International Bond:
4.75%, 2/20/24(12)	240	$ 236,479
5.375%, 2/20/29(12)	200	192,750
		$ 429,229
Zambia — 0.2%
Zambia Government International Bond:
5.375%, 9/20/22(12)	200	$ 144,092
8.97%, 7/30/27(12)	340	254,813
		$ 398,905
Total Sovereign Government Bonds (identified cost $22,760,181)		$ 19,820,333

Sovereign Loans — 1.1%
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 1.1%
Government of the United Republic of Tanzania:
Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/26/22(2)	$271	$ 277,946
Term Loan, 6.515%, (3 mo. USD LIBOR + 6.30%), 4/28/31(2)	1,460	1,435,250
Total Sovereign Loans (identified cost $1,731,414)		$ 1,713,196

U.S. Government Agency Mortgage-Backed Securities — 25.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.768%, (COF + 1.25%), 1/1/35(21)	$445	$ 455,906
3.50%, with various maturities to 2051	1,783	1,734,289
4.50%, 7/1/48	137	138,584
6.00%, 3/1/29	555	590,430
6.15%, 7/20/27	113	118,565
6.50%, 7/1/32	423	454,709
7.00%, 4/1/36	493	539,693

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
7.50%, 11/17/24	$60	$ 62,459
9.00%, 3/1/31	5	5,126
		$ 4,099,761
Federal National Mortgage Association:
1.708%, (6 mo. USD LIBOR + 1.54%), 9/1/37(21)	$137	$ 140,958
3.50%, with various maturities to 2052	49	48,028
5.00%, with various maturities to 2040	750	790,244
5.50%, with various maturities to 2033	613	645,559
6.00%, 11/1/23	102	104,426
6.335%, (COF + 2.00%, Floor 6.335%), 7/1/32(21)	120	133,711
6.50%, with various maturities to 2036	1,065	1,147,157
7.00%, with various maturities to 2037	469	507,823
10.00%, 8/1/31	7	7,345
		$ 3,525,251
Government National Mortgage Association:
3.00%, with various maturities to 2052	$25,305	$ 24,185,297
3.50%, 3/20/52	1,995	1,957,074
4.50%, 30-Year, TBA(22)	490	495,141
4.50%, with various maturities to 2052	4,597	4,676,146
5.00%, 4/1/52	1,000	1,021,424
7.50%, 8/15/25	59	61,242
8.00%, 3/15/34	389	417,552
9.50%, 7/15/25	1	835
		$ 32,814,711
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $42,815,855)		$ 40,439,723

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(8)(9)	19,735	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(8)(9)(11)	793	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.3%
Affiliated Fund — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(23)	6,484,091	$ 6,484,091
Total Affiliated Fund (identified cost $6,484,091)		$ 6,484,091

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 5/10/22(24)	$475	$ 474,989
Total U.S. Treasury Obligations (identified cost $474,980)		$ 474,989
Total Short-Term Investments (identified cost $6,959,071)		$ 6,959,080
Total Investments — 135.3% (identified cost $234,604,425)		$215,445,758
Less Unfunded Loan Commitments — (0.0)%(10)		$ (75,004)
Net Investments — 135.3% (identified cost $234,529,421)		$215,370,754
Other Assets, Less Liabilities — (35.3)%		$ (56,186,861)
Net Assets — 100.0%		$159,183,893
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $56,614,065 or 35.6% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2022.
(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.
(7)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(8)	Non-income producing security.
(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(10)	Amount is less than 0.05% or (0.05)%, as applicable.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $17,335,393 or 10.9% of the Fund's net assets.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(15)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.
(16)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $73,876. See Note 1F for description.
(17)	Fixed-rate loan.
(18)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(19)	Step coupon security. Interest rate represents the rate in effect at April 30, 2022.
(20)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(21)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2022.
(22)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(23)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.
(24)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	113,366	USD	123,938	6/15/22	$ (4,107)
EUR	182,730	USD	199,771	6/15/22	(6,620)
EUR	430,629	USD	470,787	6/15/22	(15,601)
EUR	444,192	USD	485,615	6/15/22	(16,092)
USD	1,669,336	EUR	1,509,975	6/15/22	73,252
USD	915,584	EUR	828,179	6/15/22	40,176
USD	905,853	EUR	819,377	6/15/22	39,750
USD	758,591	EUR	686,173	6/15/22	33,288
USD	227,397	EUR	205,689	6/15/22	9,978

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,273	EUR	1,151	6/15/22	$ 56
					$154,080
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,555,683	EUR	1,397,000	Standard Chartered Bank	5/3/22	$ 81,918	$ —
EUR	1,151	USD	1,244	Citibank, N.A.	5/6/22	—	(30)
EUR	22,958	USD	24,814	Citibank, N.A.	5/6/22	—	(591)
EUR	61,282	USD	65,763	Deutsche Bank AG	5/6/22	—	(1,106)
USD	1,475,606	EUR	1,397,000	Standard Chartered Bank	6/2/22	—	(20)
EUR	288,170	USD	302,980	Bank of America, N.A.	6/3/22	1,421	—
						$83,339	$(1,747)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(4)	Short	6/8/22	$ (536,674)	$ 17,491
Euro-Bund	(11)	Short	6/8/22	(1,782,328)	162,578
Euro-Buxl	(2)	Short	6/8/22	(360,751)	67,264
U.S. 5-Year Treasury Note	(133)	Short	6/30/22	(14,985,359)	344,519
U.S. 10-Year Treasury Note	(134)	Short	6/21/22	(15,966,938)	498,795
U.S. Long Treasury Bond	(3)	Short	6/21/22	(422,063)	40,787
U.S. Ultra-Long Treasury Bond	(18)	Short	6/21/22	(2,887,875)	348,845
					$1,480,279
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 2,518	1.00% (pays quarterly)(1)	2.10%	12/20/26	$(114,101)	$102,121	$(11,980)
Colombia	5,000	1.00% (pays quarterly)(1)	2.18	12/20/26	(241,482)	204,418	(37,064)

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Croatia	$ 5,000	1.00% (pays quarterly)(1)	1.02%	12/20/26	$ 1,023	$ (12,021)	$ (10,998)
Hungary	2,200	1.00% (pays quarterly)(1)	1.08	12/20/26	(5,098)	654	(4,444)
Indonesia	4,352	1.00% (pays quarterly)(1)	1.20	6/20/27	(36,550)	28,419	(8,131)
Mexico	2,500	1.00% (pays quarterly)(1)	1.28	12/20/26	(27,053)	21,978	(5,075)
Peru	1,999	1.00% (pays quarterly)(1)	1.03	12/20/26	(221)	(5,600)	(5,821)
Poland	2,500	1.00% (pays quarterly)(1)	0.51	6/20/23	16,902	(14,422)	2,480
Total	$26,069				$ (406,580)	$325,547	$ (81,033)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$ 1,050	1.00% (pays quarterly)(1)	3.04%	12/20/31	$ (156,799)	$ 146,695	$ (10,104)
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	0.27	12/20/22	11,792	4,075	15,867
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	0.33	6/20/23	26,295	3,099	29,394
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	0.76	12/20/22	6,827	4,864	11,691
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	2.02	12/20/31	(53,867)	29,641	(24,226)
Romania	Barclays Bank PLC	4,000	1.00% (pays quarterly)(1)	2.03	12/20/26	(167,463)	(53,726)	(221,189)
Total		$13,238				$ (333,215)	$134,648	$ (198,567)
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2022, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $39,307,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Statement of Assets and Liabilities (Unaudited)

April 30, 2022
Assets
Unaffiliated investments, at value (identified cost $226,205,299)	$ 207,300,156
Affiliated investments, at value (identified cost $8,324,122)	8,070,598
Cash	3,066,746
Deposits for derivatives collateral:
Futures contracts	572,219
Centrally cleared derivatives	4,538,599
Foreign currency, at value (identified cost $1,037,615)	996,443
Interest receivable	1,316,640
Interest and dividends receivable from affiliated investments	6,320
Receivable for investments sold	1,699,767
Receivable for variation margin on open futures contracts	78,052
Receivable for open forward foreign currency exchange contracts	83,339
Receivable for open swap contracts	56,952
Upfront payments on open non-centrally cleared swap contracts	53,726
Prepaid upfront fees on notes payable	38,049
Prepaid expenses and other assets	6,872
Total assets	$227,884,478
Liabilities
Notes payable	$ 61,000,000
Payable for investments purchased	630,972
Payable for when-issued/delayed delivery/forward commitment securities	6,095,538
Payable for variation margin on open centrally cleared derivatives	49,797
Payable for open forward foreign currency exchange contracts	1,747
Payable for open swap contracts	255,519
Upfront receipts on open non-centrally cleared swap contracts	188,374
Payable to affiliates:
Investment adviser fee	170,306
Trustees' fees	1,264
Accrued expenses	307,068
Total liabilities	$ 68,700,585
Net Assets	$159,183,893
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 134,219
Additional paid-in capital	201,333,125
Accumulated loss	(42,283,451)
Net Assets	$159,183,893
Common Shares Issued and Outstanding	13,421,947
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.86

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2022
Investment Income
Dividend income	$ 5,730
Dividend income from affiliated investments	5,075
Interest and other income	4,759,313
Interest income from affiliated investments	43,220
Total investment income	$ 4,813,338
Expenses
Investment adviser fee	$ 1,022,653
Trustees’ fees and expenses	7,311
Custodian fee	107,221
Transfer and dividend disbursing agent fees	9,114
Legal and accounting services	59,362
Printing and postage	44,852
Interest expense and fees	417,232
Miscellaneous	25,533
Total expenses	$ 1,693,278
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 105
Total expense reductions	$ 105
Net expenses	$ 1,693,173
Net investment income	$ 3,120,165
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,061,303)
Investment transactions - affiliated investments	(2,146)
Futures contracts	343,038
Swap contracts	(1,344,512)
Foreign currency transactions	(107,785)
Forward foreign currency exchange contracts	511,420
Net realized loss	$ (7,661,288)
Change in unrealized appreciation (depreciation):
Investments	$ (7,582,682)
Investments - affiliated investments	(97,255)
Futures contracts	1,479,021
Swap contracts	(188,887)
Foreign currency	(39,901)
Forward foreign currency exchange contracts	34,548
Net change in unrealized appreciation (depreciation)	$ (6,395,156)
Net realized and unrealized loss	$(14,056,444)
Net decrease in net assets from operations	$(10,936,279)

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,120,165	$ 11,863,734
Net realized gain (loss)	(7,661,288)	1,200,328
Net change in unrealized appreciation (depreciation)	(6,395,156)	6,757,111
Net increase (decrease) in net assets from operations	$ (10,936,279)	$ 19,821,173
Distributions to shareholders	$ (8,587,980)*	$ (9,921,940)
Tax return of capital to shareholders	$ —	$ (8,089,075)
Capital share transactions:
Reinvestment of distributions	$ 57,033	$ 96,600
Cost of shares repurchased in tender offer (see Note 5)	—	(59,883,904)
Net increase (decrease) in net assets from capital share transactions	$ 57,033	$ (59,787,304)
Net decrease in net assets	$ (19,467,226)	$ (57,977,146)
Net Assets
At beginning of period	$ 178,651,119	$ 236,628,265
At end of period	$159,183,893	$178,651,119
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2022
Cash Flows From Operating Activities
Net decrease in net assets from operations	$ (10,936,279)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Investments purchased	(207,501,694)
Investments sold and principal repayments	191,013,924
Decrease in short-term investments, net	1,868,432
Net amortization/accretion of premium (discount)	1,357,008
Amortization of prepaid upfront fees on notes payable	20,042
Decrease in interest receivable	224,322
Increase in interest and dividends receivable from affiliated investments	(214)
Increase in receivable for variation margin on open futures contracts	(65,569)
Decrease in receivable for variation margin on open centrally cleared derivatives	7,122
Increase in receivable for open forward foreign currency exchange contracts	(76,631)
Decrease in receivable for open swap contracts	90,823
Increase in upfront payments on open non-centrally cleared swap contracts	(53,587)
Decrease in prepaid expenses and other assets	4,721
Decrease in cash collateral due to broker	(110,000)
Increase in payable for variation margin on open centrally cleared derivatives	49,797
Decrease in payable for open forward foreign currency exchange contracts	(4,579)
Increase in payable for open swap contracts	205,873
Decrease in upfront receipts on open non-centrally cleared swap contracts	(62,801)
Decrease in payable to affiliate for investment adviser fee	(31,008)
Decrease in payable to affiliate for Trustees' fees	(123)
Decrease in accrued expenses	(86,917)
Decrease in unfunded loan commitments	(699)
Net change in unrealized (appreciation) depreciation from investments	7,679,937
Net realized loss from investments	7,063,449
Net cash used in operating activities	$ (9,344,651)
Cash Flows From Financing Activities
Cash distributions paid	$ (8,530,947)
Proceeds from notes payable	23,000,000
Repayments of notes payable	(5,000,000)
Payment of prepaid upfront fees on notes payable	(42,500)
Net cash provided by financing activities	$ 9,426,553
Net increase in cash and restricted cash*	$ 81,902
Cash and restricted cash at beginning of period (including foreign currency)	$ 9,092,105
Cash and restricted cash at end of period (including foreign currency)	$ 9,174,007
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 57,033
Cash paid for interest and fees on borrowings	412,756
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(35,132).

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2022
Cash	$ 3,066,746
Deposits for derivatives collateral:
Futures contracts	572,219
Centrally cleared derivatives	4,538,599
Foreign currency	996,443
Total cash and restricted cash as shown on the Statement of Cash Flows	$9,174,007

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 13.310	$ 13.230	$ 14.520	$ 14.750	$ 15.310	$ 15.050
Income (Loss) From Operations
Net investment income(1)	$ 0.232	$ 0.708	$ 0.486	$ 0.731	$ 0.688	$ 0.702
Net realized and unrealized gain (loss)	(1.042)	0.428	(0.871)	(0.121)	(0.399)	0.544
Total income (loss) from operations	$ (0.810)	$ 1.136	$ (0.385)	$ 0.610	$ 0.289	$ 1.246
Less Distributions
From net investment income	$ (0.640)*	$ (0.602)	$ (0.764)	$ (0.840)	$ (0.849)	$ (0.913)
Tax return of capital	—	(0.490)	(0.141)	—	—	(0.073)
Total distributions	$ (0.640)	$ (1.092)	$ (0.905)	$ (0.840)	$ (0.849)	$ (0.986)
Discount on tender offer (see Note 5)(1)	$ —	$ 0.036	$ —	$ —	$ —	$ —
Net asset value — End of period	$ 11.860	$ 13.310	$ 13.230	$ 14.520	$ 14.750	$ 15.310
Market value — End of period	$ 10.980	$ 13.530	$ 11.850	$ 13.210	$ 12.700	$ 14.190
Total Investment Return on Net Asset Value(2)	(6.15)% (3)	9.29%	(1.80)%	4.93%	2.56%	9.16%
Total Investment Return on Market Value(2)	(14.47)% (3)	23.94%	(3.32)%	10.87%	(4.63)%	13.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$159,184	$178,651	$236,628	$259,649	$263,711	$273,837
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51% (4)(5)	1.35%	1.48%	1.41%	1.43%	1.49%
Interest and fee expense(6)	0.49% (4)	0.28%	0.57%	1.14%	0.93%	0.72%
Total expenses	2.00% (4)(5)	1.63%	2.05%	2.55%	2.36%	2.21%
Net investment income	3.69% (4)	5.16%	3.59%	4.97%	4.57%	4.61%
Portfolio Turnover	84% (3)(7)	76% (7)	47%	46%	32%	50%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 61,000	$ 43,000	$ 55,000	$ 85,000	$ 76,000	$ 83,000
Asset coverage per $1,000 of notes payable(8)	$ 3,610	$ 5,155	$ 5,302	$ 4,055	$ 4,470	$ 4,299
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).
(6)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 7).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J   Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Interest Rate Swaps—Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

O  Interim Financial Statements—The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains. In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component. For the six months ended April 30, 2022, the amount of distributions estimated to be a tax return of capital was approximately $4,307,000. The final determination of tax characteristics of the Fund's distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At October 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $10,824,285 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2021, $5,093,043 are short-term and $5,731,242 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 235,407,950
Gross unrealized appreciation	$ 5,080,488
Gross unrealized depreciation	(23,681,333)
Net unrealized depreciation	$ (18,600,845)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent the value of all assets of the Fund (including assets acquired with financial leverage), plus the notional value of long and short forward foreign currency contracts and futures contracts and swaps based upon foreign currencies, issuers or markets held by the Fund, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations in a given country denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.
The investment advisory agreement provides that if investment leverage exceeds 40% of the Fund's total leveraged assets, EVM shall not be entitled to receive the above described compensation with respect to total leveraged assets in excess of this amount. As of April 30, 2022, the Fund's investment leverage was 34% of its total leveraged assets. For the six months ended April 30, 2022, the investment adviser fee amounted to $1,022,653 or 0.75% (annualized) of the Fund’s average daily total leveraged assets and 1.21% (annualized) of the Fund's average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $105 relating to the Fund's investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.
Trustees and officers of the Fund who are members of EVM's organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended April 30, 2022 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 22,400,720	$ 18,558,296
U.S. Government and Agency Securities	167,319,138	167,991,498
	$189,719,858	$186,549,794
5  Common Shares of Beneficial Interest
Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended April 30, 2022 and the year ended October 31, 2021 were 4,372 and 7,128, respectively.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2022 and the year ended October 31, 2021.
As announced on March 9, 2021, conditioned on shareholder approval of the New Agreement (which occurred on May 7, 2021), the Fund’s Board of Trustees authorized a conditional tender offer by the Fund for up to 25% of its outstanding common shares at a price equal to 99% of the Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange on the date the tender offer expires. On June 29, 2021, the Fund commenced a cash tender offer for up to 4,470,149 of its outstanding shares. The tender offer expired at 5:00 PM Eastern Time on July 30, 2021. In accordance with the terms and conditions of the tender offer, because the number of shares tendered exceeded the number of shares offered to purchase, the Fund purchased shares from tendering shareholders on a pro-rata basis (disregarding fractional shares). The purchase price of the properly tendered shares was equal to $13.3964 per share for an aggregate purchase price of $59,883,904.
According to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one shareholder owned 13.8% of the Fund’s common shares.
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $379,876. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $310,393 at April 30, 2022.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2022 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ 17,925*	$ 196,500*	$ 1,480,279*	$ 1,694,704
Receivable for open forward foreign currency exchange contracts	—	83,339	—	83,339
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	44,914	—	—	44,914
Total Asset Derivatives	$ 62,839	$279,839	$1,480,279	$1,822,957
Derivatives not subject to master netting or similar agreements	$ 17,925	$196,500	$1,480,279	$1,694,704
Total Asset Derivatives subject to master netting or similar agreements	$ 44,914	$ 83,339	$ —	$ 128,253
Accumulated loss	$ (424,505)*	$ (42,420)*	$ —	$ (466,925)
Payable for open forward foreign currency exchange contracts	—	(1,747)	—	(1,747)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(378,129)	—	—	(378,129)
Total Liability Derivatives	$(802,634)	$ (44,167)	$ —	$ (846,801)
Derivatives not subject to master netting or similar agreements	$(424,505)	$ (42,420)	$ —	$ (466,925)
Total Liability Derivatives subject to master netting or similar agreements	$(378,129)	$ (1,747)	$ —	$ (379,876)
*	For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2022.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$ 39,508	$ —	$ —	$ —	$ 39,508
Barclays Bank PLC	6,827	(6,827)	—	—	—
Standard Chartered Bank	81,918	(20)	—	—	81,898
	$128,253	$(6,847)	$ —	$ —	$121,406

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$ (167,463)	$ 6,827	$ 109,997	$ —	$ (50,639)
Citibank, N.A.	(211,287)	—	200,395	—	(10,892)
Deutsche Bank AG	(1,106)	—	—	—	(1,106)
Standard Chartered Bank	(20)	20	—	—	—
	$(379,876)	$6,847	$310,392	$ —	$(62,637)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ 343,038	$ 343,038
Swap contracts	(1,219,587)	—	(124,925)	(1,344,512)
Forward foreign currency exchange contracts	—	511,420	—	511,420
Total	$(1,219,587)	$511,420	$ 218,113	$ (490,054)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ 1,479,021	$ 1,479,021
Swap contracts	(313,195)	—	124,308	(188,887)
Forward foreign currency exchange contracts	—	34,548	—	34,548
Total	$ (313,195)	$ 34,548	$1,603,329	$ 1,324,682
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$758,000	$17,869,000	$14,922,000	$43,212,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

7  Credit Agreement
The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $85 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through March 14, 2023, the Fund pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 15, 2022, the Fund paid an upfront fee of $42,500, which is being amortized to interest expense through March 14, 2023. The unamortized balance at April 30, 2022 is approximately $38,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. Also included in interest expense is $15,591 of amortization of previously paid upfront fees related to the period from November 1, 2021 through March 15, 2022 when the Agreement was renewed. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2022, the Fund had borrowings outstanding under the Agreement of $61,000,000 at an annual interest rate of 1.57%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2022 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2022. For the six months ended April 30, 2022, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $ 58,370,166 and 1.11%, respectively.
8  Investments in Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2022, the value of the Fund’s investment in affiliated issuers and funds was $8,070,598, which represents 5.1% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended April 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$ 874,032	$ —	$ —	$ —	$ (64,570)	$ 817,833	$ 17,874	$1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	206,909	—	—	—	(21,342)	188,498	5,035	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	578,977	—	—	—	(11,343)	580,176	20,311	1,000,000
Short-Term Investments
Cash Reserves Fund	8,354,666	85,326,184	(93,678,704)	(2,146)	—	—	4,723	—
Liquidity Fund	—	12,817,792	(6,333,701)	—	—	6,484,091	352	6,484,091
Total				$(2,146)	$(97,255)	$8,070,598	$48,295
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 26,967,030	$ —	$ 26,967,030
Collateralized Mortgage Obligations	—	14,918,569	—	14,918,569
Commercial Mortgage-Backed Securities	—	15,472,158	—	15,472,158
Common Stocks	259,479	278,241	83,860	621,580
Corporate Bonds	—	20,289,076	—	20,289,076
Preferred Stocks	—	117,725	—	117,725
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	68,052,284	—	68,052,284
Sovereign Government Bonds	—	19,820,333	—	19,820,333
Sovereign Loans	—	1,713,196	—	1,713,196
U.S. Government Agency Mortgage-Backed Securities	—	40,439,723	—	40,439,723
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	6,484,091	—	—	6,484,091
U.S. Treasury Obligations	—	474,989	—	474,989
Total Investments	$6,743,570	$ 208,543,324	$ 83,860	$ 215,370,754
Forward Foreign Currency Exchange Contracts	$ —	$ 279,839	$ —	$ 279,839
Futures Contracts	1,480,279	—	—	1,480,279
Swap Contracts	—	62,839	—	62,839
Total	$8,223,849	$ 208,886,002	$ 83,860	$ 217,193,711
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (44,167)	$ —	$ (44,167)
Swap Contracts	—	(802,634)	—	(802,634)
Total	$ —	$ (846,801)	$ —	$ (846,801)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 10, 2022. The following action was taken by the shareholders:
Proposal 1: The election of George J. Gorman, William H. Park, Keith Quinton and Susan J. Sutherland as Class II Trustees of the Fund for a three-year term expiring in 2025.
	Number of Shares
Nominees for Trustee	For	Withheld
George J. Gorman	8,078,589	177,420
William H. Park	8,056,428	199,581
Keith Quinton	8,111,892	144,117
Susan J. Sutherland	8,033,847	222,162

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Ms. Wiser began serving as a Trustee effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under "Closed-End Funds & Term Trusts."

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7741    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022